Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of March 31,
	2017	2018	2018
	RMB	RMB	US$
Payroll and welfare payable	78,263	50,807	8,100
Business tax, VAT and surcharges, other tax payable	8,995	27,926	4,452
Interest payable	1,608	1,340	214
Accrued expenses	41,553	45,751	7,294
Accrual for purchase of property and equipment	9,241	5,455	870
Payable for acquisition consideration	25,626	—	—
Others	5,813	7,274	1,160

	171,099	138,553	22,090

Accrued expenses and other liabilities consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Payroll and welfare payable	47,221	78,263	12,029
Business tax, VAT and surcharges payable	2,205	8,995	1,383
Interest payable	897	1,608	247
Accrued expenses	35,758	41,553	6,386
Accrual for purchase of property and equipment	7,292	9,241	1,420
Payable for acquisition consideration (note 4)	—	25,626	3,939
Others	2,785	5,813	894

	96,158	171,099	26,298